Collaboration, License and Funding Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Collaboration [Abstract]
Collaboration, License and Funding Arrangements
5.	Collaboration, License and Funding Arrangements

Adimab Option and License Agreement

In February 2017, the Company entered into an option and license agreement with Adimab, LLC (“Adimab”), a related party (see Note 11) (the “Adimab Option Agreement”). Under the Adimab Option Agreement, Adimab has provided to the Company certain proprietary antibodies against RSV (“RSV antibodies”) for its evaluation during a specified option period and has granted the Company an exclusive, non-sublicensable license in a specified field under certain Adimab patent rights and know-how during the option period. Under the Adimab Option Agreement, the Company has an exclusive option, exercisable during the option period upon payment of an option fee to Adimab, to require Adimab to assign to the Company all rights in up to a specified number of RSV antibodies selected by the Company and certain patent rights owned by Adimab that cover these antibodies, and to obtain from Adimab a non-exclusive license in a specified field, with the right to grant sublicenses, under certain other patent rights and know-how owned by Adimab.

In February 2017, the Company entered into a grant agreement with the Bill & Melinda Gates Foundation (the “Gates Foundation”) pursuant to which the Company has no payment obligations under the Adimab Option Agreement with respect to sales of products based on licensed RSV antibodies to the extent they are sold at cost in developing countries. However, if such products are sold in developing countries for an amount that exceeds cost, then the amount of such excess will be subject to certain royalty payment obligations described in the agreement.

The Company recognized research and development expenses of less than $0.1 million and $0 during the three months ended September 30, 2018 and 2017, respectively, and $0.1 million and $0.1 million during the nine months ended September 30, 2018 and 2017, respectively, in connection with the Adimab Option Agreement, which consisted of reimbursement for services performed by Adimab.

February 2017 and August 2018 Amended and Restated Gates Foundation Grant Agreement

In February 2017, the Company entered into the above-referenced grant agreement with the Gates Foundation, under which the Gates Foundation agreed to provide the Company up to $9.3 million to conduct preclinical development of mAbs for the prevention of RSV infection in newborns (the “RSV project”).

In March 2017, the Company received a payment of $1.6 million from the Gates Foundation under the grant agreement. The funds received from the Gates Foundation were incurred on qualifying expenses attributable to the RSV project, and the Company recognized grant income of $1.6 million under the grant agreement during the year ended December 31, 2017.

In August 2018, the Company entered into an amended and restated grant agreement which replaces the February 2017 grant agreement in its entirety. The amended and restated grant agreement includes amendments to conform to current Gates Foundation audit, reporting, and other administrative requirements, as well as to make the perpetual Gates Foundation license grant described below irrevocable.

The Company recognized grant income of $0 million during the three and nine months ended September 30, 2018, and $0.6 million and $1.2 million during the three and nine months ended September 30, 2017, respectively, under the grant agreement with the Gates Foundation upon incurring qualifying expenses. As of September 30, 2018 and December 31, 2017, unearned income under the grant agreement with the Gates Foundation was $0.

August 2018 Gates Foundation Grant Agreement

In August 2018, the Company entered into an additional grant agreement with the Gates Foundation pursuant to which the Gates Foundation granted to the Company up to $1.1 million to conduct preclinical development activities for the RSV project that were not included in the February 2017 grant agreement, as amended and restated in August 2018. In return, the Company has agreed to conduct the RSV project in a manner that ensures that the knowledge and information gained from the project will be promptly and broadly disseminated, and that the products, technologies, materials, processes and other intellectual property resulting from the RSV project (collectively referred to as the funded developments) will be made available and accessible at an affordable price to people most in need within developing countries. These obligations survive any expiration or termination of the grant agreement.

To this end, the Company has granted to the Gates Foundation a non-exclusive, perpetual, irrevocable, royalty-free, fully paid up, sublicensable license to make, use, sell, offer to sell, import, distribute, copy, modify, create derivative works, publicly perform and display the funded developments and, to the extent incorporated into a funded development or required to use a funded development, any other technology created outside of the RSV project that was used as part of the RSV project, for the benefit of people in developing countries. The Company has also agreed to seek prompt publication of data and results developed under the RSV project under “open access” terms and conditions. This license and these publication obligations survive any expiration or termination of the grant agreements.

The Company recognized grant income of $1.1 million during the three and nine months ended September 30, 2018, under the August 2018 grant agreement with the Gates Foundation upon incurring qualifying expenses. Accordingly, unearned income under the August 2018 grant agreement with the Gates Foundation was $0 as of September 30, 2018.

Gates Foundation Letter Agreement and Investment

In April 2017, the Company entered into a letter agreement with the Gates Foundation. In connection with the letter agreement, the Gates Foundation purchased 2,464,799 shares of the Company’s Series D preferred stock, which converted into 722,179 shares of our common stock in connection with our November 2017 initial public offering after giving effect to a one-for-3.4130 reverse-stock-split. The Company committed to use the proceeds of $8.0 million from the investment by the Gates Foundation solely to advance the development of a specified monoclonal antibody program that involves the monoclonal antibodies ASN-1, ASN-2 and ASN-3 and the Company’s product candidate, ASN100. Under the letter agreement, in addition to the initial project funded by the Gates Foundation with its initial investment, the Company also agreed to conduct up to four additional projects to be proposed and to be funded by the Gates Foundation.

The letter agreement contains certain global access obligations as well as requirements relating to the Company’s use of the funds received from the Gates Foundation investment. In the event that the Company fails to comply with these obligations or requirements or any related U.S. legal obligations set forth in the letter agreement, the Gates Foundation will have the right, after expiration of a specified cure period, to require the Company to redeem all of the shares owned by the Gates Foundation or to locate a third party that will purchase such shares. For any redemption or purchase resulting from such default, the shares of the Company’s stock held by the Gates Foundation will be redeemed at an amount equal to the greater of the original purchase price (plus specified interest) or the fair market value of such stock on the date of such redemption. The term of the letter agreement continues in perpetuity.

In connection with this letter agreement, the Company has granted to the Gates Foundation and/or Gates Foundation-supported entities certain licenses, including a non-exclusive, non-terminable, royalty-free (except as required under the Adimab Collaboration Agreement), sublicensable license to products, technologies, materials, processes and other intellectual property developed using funds provided by the Gates Foundation or a Gates Foundation-supported entity, or developed in connection with the Company’s conduct of any funded project or additional funded project, as well as all of the Company’s background intellectual property, to utilize and exploit products and services directed at pathogens or other targets subject to any funded project or additional funded project.

The proceeds received from the Gates Foundation in connection with the Company’s sale and issuance of Series D preferred stock were incurred on qualifying expenses under the letter agreement during the year ended December 31, 2017.

The Company incurred qualifying expenses of $0 during the three and nine months ended September 30, 2018, and $2.6 million and $3.3 million during the three and nine months ended September 30, 2017, respectively, under the letter agreement with the Gates Foundation.

Funding Agreements with FFG

Between September 2011 and March 2017, the Company entered into a series of funding agreements with FFG that provided for loans and grants to fund between 50% and 70% of qualifying research and development expenditures of the Company’s subsidiary in Austria on a project-by-project basis, as approved by FFG.

FFG Grants

For grants under the funding agreements with FFG, the Company recognized grant income of $0 and $0.1 million during the three months ended September 30, 2018 and 2017, respectively, and $0 and $0.4 million during the nine months ended September 30, 2018 and 2017, respectively. As of September 30, 2018 and December 31, 2017, the Company recorded grant receivables from FFG of $0.1 million and $0.1 million, respectively, for qualifying expenses incurred that were reimbursable under the funding agreements. As of September 30, 2018 and December 31, 2017, there were no amounts recorded as unearned income in connection with the FFG grants.

FFG Loans

Loans under the funding agreements with FFG bear interest at rates that are below market rates of interest. The Company accounts for the imputed benefit arising from the difference between a market rate of interest and the rate of interest charged by FFG as additional grant funding from FFG. On the date that FFG loan proceeds are received, the Company recognizes the portion of the loan proceeds allocated to grant funding as a discount to the carrying value of the loan and as unearned income, which is recognized as additional grant income over the term of the funding agreement.

The Company recognized grant income of $0.2 million and $0.1million during the three months ended September 30, 2018 and 2017, respectively, and $0.5 million and $0.4 million during the nine months ended September 30, 2018 and 2017, respectively, related to the recognition of the unearned income recorded for the imputed benefit of FFG loans at below-market interest rates. Unearned income (current) related to the imputed benefit of FFG loans at below-market interest rates was $0.7 million and $0.7 million as of September 30, 2018 and December 31, 2017, respectively, and unearned income (non-current) related to such benefit was $1.3 million and $1.9 million as of September 30, 2018 and December 31, 2017, respectively.

Research and Development Incentive

The Company participates in a research and development incentive program provided by the Austrian government whereby the Company is entitled to reimbursement by the Austrian government for a percentage of qualifying research and development expenses incurred by the Company’s subsidiary in Austria. Under the program, the reimbursement rate for qualifying research and development expenses incurred by the Company through its subsidiary in Austria was 12% for the year ended December 31, 2017, and is 14% for the year ended December 31, 2018.

The Company recognizes incentive income from Austrian research and development incentives when qualifying expenses have been incurred, there is reasonable assurance that the payment will be received, and the consideration can be reliably measured. Management has assessed the Company’s research and development activities and expenditures to determine which activities and expenditures are likely to be eligible under the research and development incentive program described above. At each reporting date, management estimates the reimbursable incentive income available to the Company based on available information at the time.

The Company recognized incentive income of $0.7 million and $0.6 million during the three months ended September 30, 2018 and 2017, respectively, and $1.3 million and $1.1 million during the nine months ended September 30, 2018 and 2017, respectively, in connection with the Austrian research and development incentive program. As of September 30, 2018 and December 31, 2017, the Company recorded receivables for amounts due under the program of $2.8 million and $1.5 million, respectively, which are included in grant and incentive receivables in the condensed consolidated balance sheet.

7.	Collaboration, License and Funding Arrangements

Adimab Collaboration Agreement

In May 2011, the Company entered into a collaboration agreement with Adimab, LLC (“Adimab”), a related party (see Note 17) (the “Adimab Collaboration Agreement”). Under the Adimab Collaboration Agreement, the Company and Adimab were required to use reasonable efforts to conduct certain research, which was funded by the Company, to discover and optimize antibodies directed against targets selected by the Company. With respect to each target that was the subject of the research, the Company had an exclusive option to obtain, with respect to a specified number of antibodies directed against such target and discovered or optimized by Adimab, (i) ownership of certain patent rights relating to such antibodies and (ii) exclusive and non-exclusive licenses in a specified field, with the right to grant sublicenses, under certain patent rights and know-how.

Under the Adimab Collaboration Agreement, for each target for which the Company has exercised an option, the Company is required to use commercially reasonable efforts to develop and commercialize at least one product in major markets. If the Company does not fulfill these diligence obligations, Adimab may consider it a material breach, allowing Adimab to terminate the Adimab Collaboration Agreement with respect to such target and all associated products.

The Company is obligated to pay Adimab royalties at a mid single-digit percentage of net sales made by the Company or its affiliates of products based on antibodies for which the Company exercised its option, or products that use or are based on any antibody discovered or optimized under the agreement, any derivative or modified version of any such antibody, or any sequence information as to any such antibody. In addition, if the Company sells or licenses to any third party, or otherwise grants rights to any third party to, any of the products for which the Company is obligated to pay Adimab royalties, either alone or as part of a package including specified patents not directed to these antibodies, the Company is obligated to pay Adimab either (i) the same royalties on net sales of such products by such third party or (ii) a percentage, ranging from the low double digits to a maximum of less than 30%, of the payments the Company receives from such third parties that are attributable to such grant of rights. In April 2017, the Company entered into a letter agreement with the Gates Foundation, pursuant to which the Company licensed to the Gates Foundation certain rights under its ASN100 program. The Company has no payment obligations under the Adimab Collaboration Agreement with respect to sales of certain antibody products if they are sold at cost in developing countries under its letter agreement with the Gates Foundation. However, if such products are sold in developing countries for an amount that exceeds cost, then the amount of such excess over cost will be subject to the royalty payment obligations described above.

If the Company (or one of its affiliates with rights under the agreement) undergoes a change in control and, at the time of such change in control, the Company has not sold or licensed to third parties all of its rights in antibodies for which the Company is obligated to pay Adimab royalties under the agreement, then the Company is obligated to either (i) pay Adimab a percentage, in the mid double digits, of the payments it receives from that change in control that are reasonably attributable to those rights and certain patents arising from the collaboration or (ii) require the Company’s acquirer and all of its future third-party collaborators to pay to Adimab the royalties at a mid single-digit percentage of net sales based on those rights. If the Company grants rights to a third party under certain patents that are not directed to the antibodies for which the Company is obligated to pay Adimab royalties (as described above), the Company is also obligated to pay Adimab, in place of royalties or a percentage of payments received from the third party, a lump sum in the high six digits.

The Adimab Collaboration Agreement will expire on a country-by-country basis twelve years after the first commercial sale in such country of the last product for which the Company is obligated to pay Adimab royalties in such country under the Adimab Collaboration Agreement. The Company has the right to terminate the Adimab Collaboration Agreement for any reason by providing Adimab with a specified amount of prior written notice. Adimab has the right to terminate the Adimab Collaboration Agreement if the Company materially breaches the agreement and fails to cure such breach within a specified cure period, including for its failure to use commercially reasonable efforts to develop and commercialize at least one product directed at a target for which the Company has exercised an option in major markets. If Adimab terminates the Adimab Collaboration Agreement for the Company’s breach, or if the Company terminates the agreement for convenience, then the Company must transfer or license to Adimab certain rights and assets relating to targets and antibodies for which the Company has exercised its option. Adimab is then obligated to make payments to the Company with respect to these targets and antibodies that are similar to the payments the Company is required to make to Adimab during the term of the agreement. Certain of the Company’s payment obligations relating to specified products and patents arising from the agreement survive expiration or termination of the agreement.

During the years ended December 31, 2017, 2016 and 2015, the Company recognized research and development expense of $0, $8,000 and $0.2 million, respectively, under the Adimab Collaboration Agreement.

Adimab Option and License Agreement

In February 2017, the Company entered into an option and license agreement with Adimab, a related party (see Note 17) (the “Adimab Option Agreement”). Under the Adimab Option Agreement, Adimab has provided to the Company certain proprietary antibodies against respiratory syncytial virus (“RSV antibodies”) for its evaluation during a specified option period and has granted the Company an exclusive, non-sublicensable license in a specified field under certain Adimab patent rights and know-how during the option period. Under the Adimab Option Agreement, the Company has an exclusive option, exercisable during the option period upon payment of an option fee to Adimab, to require Adimab to assign to the Company all rights in up to a specified number of RSV antibodies selected by the Company and certain patent rights owned by Adimab that cover these antibodies, and to obtain from Adimab a non-exclusive license in a specified field, with the right to grant sublicenses, under certain other patent rights and know-how owned by Adimab.

If the Company exercises its option under the Adimab Option Agreement, the Company is required to use commercially reasonable efforts to develop and commercialize at least one product based on a licensed RSV antibody in major markets and is obligated to pay Adimab an option fee of $0.3 million and make future milestone payments upon the achievement of specified clinical and regulatory milestones in the aggregate amount of up to $24.4 million. The Company is obligated to pay Adimab royalties at a mid single-digit percentage of net sales of products based on the initial RSV antibodies (including modified or derivative forms of those antibodies created by or for Arsanis) by the Company or any of its affiliates, licensees or sublicensees, regardless of whether these products practice any of the assigned or licensed patents or know-how. If the Company materially breaches these diligence obligations, Adimab will have the right to terminate the Adimab Option Agreement.

In February 2017, the Company entered into a grant agreement with the Gates Foundation pursuant to which the Company has no payment obligations under the Adimab Option Agreement with respect to sales of products based on licensed RSV antibodies to the extent they are sold at cost in developing countries. However, if such products are sold in developing countries for an amount that exceeds cost, then the amount of such excess will be subject to the royalty payment obligations described in the preceding paragraph.

If the Company does not exercise its option, the Adimab Option Agreement will expire on the Company’s achievement of specified preclinical milestones under the grant agreement with the Gates Foundation, but in any event no later than mid-2019. If the Company does exercise its option, the Adimab Option Agreement will expire on the last-to-expire royalty term (defined, on a product-by-product and country-by-country basis, as the period ending on the later of twelve years after the first commercial sale of such product in such country and the expiration of the last of a specified set of patents and patent applications covering such product in such country) for any and all products for which the Company is obligated to pay Adimab royalties under the Adimab Option Agreement. The Company has the right to terminate the Adimab Option Agreement for any reason by providing Adimab with a specified amount of prior written notice. Adimab has the right to terminate the Adimab Option Agreement if the Company materially breaches the agreement and fails to cure such breach within a specified cure period, including for the Company’s failure to use commercially reasonable efforts to develop and commercialize at least one product based on a licensed RSV antibody in major markets. If Adimab terminates the Adimab Option Agreement for the Company’s breach, if the Company terminates the agreement for convenience or if the agreement expires before the Company exercises its option, then the Company must return or destroy certain know-how, including all initial RSV antibodies, and all modified or derivative forms of those antibodies, in its possession other than those for which the Company has made all payments required under the Adimab Option Agreement, assign certain patents covering certain RSV antibodies to Adimab, grant Adimab a non-exclusive, royalty-free license under certain other patents, and grant Adimab a time-limited right of first negotiation to obtain an exclusive license to certain patents and know-how and the transfer and assignment of certain regulatory filings and approvals and other related assets related to products based on licensed RSV antibodies. Certain of the Company’s payment obligations relating to specified products and patents arising from the agreement survive expiration or termination of the agreement.

During the year ended December 31, 2017, the Company recognized research and development expense of $0.1 million in connection with the Adimab Option Agreement, which consisted of reimbursement for services performed by Adimab.

Gates Foundation Grant Agreement

In February 2017, the Company entered into a grant agreement with the Gates Foundation, a related party (see Note 17), under which the Gates Foundation agreed to provide the Company up to $9.3 million to conduct preclinical development of monoclonal antibodies for the prevention of RSV infection in newborns (the “RSV project”).

In connection with this grant agreement, the Company has granted to the Gates Foundation a non-exclusive, perpetual, royalty-free, fully paid up, sublicensable license to make, use, sell, offer to sell, import, distribute, copy, modify, create derivative works, publicly perform and display the funded developments and, to the extent incorporated into a funded development or required to use a funded development, any other technology created outside of the RSV project that was used as part of the RSV project, for the benefit of people in developing countries. This license survives any expiration or termination of the grant agreement.

The grant agreement expires on October 31, 2019. The Gates Foundation can modify, suspend or discontinue any payment under the grant agreement, or terminate the grant agreement, if it is not reasonably satisfied with the Company’s progress on the RSV project; if there are significant changes to the Company’s leadership or other factors that the Gates Foundation reasonably believes may threaten the RSV project’s success; if the Company undergoes a change in control; if there is a change in the Company’s tax status; if the RSV project is no longer aligned with the Gates Foundation’s programmatic strategy; or if the Company fails to comply with the grant agreement. Any grant funds that have not been used for, or committed to, the RSV project upon the expiration or termination of the grant agreement must be returned to the Gates Foundation or otherwise used as directed by the Gates Foundation.

In March 2017, the Company received a payment of $1.6 million from the Gates Foundation under the grant agreement. The payment received from the Gates Foundation under the grant agreement was classified as restricted cash (current) in the consolidated balance sheet due to restrictions on the use of the funds imposed by the agreement (see Note 2). Such funds received from the Gates Foundation were no longer classified as restricted cash once the Company incurred qualifying expenses under the grant agreement and the restrictions no longer applied.

During the year ended December 31, 2017, the Company recognized grant income of $1.6 million under the grant agreement with the Gates Foundation upon incurring qualifying expenses. As of December 31, 2017, unearned income under the grant agreement with the Gates Foundation was $0.

Gates Foundation Letter Agreement and Investment

In April 2017, the Company entered into a letter agreement with the Gates Foundation. In connection with the letter agreement, the Gates Foundation purchased 2,464,799 shares of the Company’s Series D preferred stock for proceeds of $8.0 million and the Company committed to use the proceeds from the investment by the Gates Foundation solely to advance the development of a specified monoclonal antibody program that involves the monoclonal antibodies ASN-1, ASN-2 and ASN-3 and the Company’s product candidate, ASN100. Under the letter agreement, in addition to the initial project funded by the Gates Foundation with its initial investment, the Company also agreed to conduct up to four additional projects to be proposed and to be funded by the Gates Foundation.

The letter agreement contains certain global access obligations as well as requirements relating to the Company’s use of the funds received from the Gates Foundation investment. In the event that the Company fails to comply with these obligations or requirements or any related U.S. legal obligations set forth in the letter agreement, the Gates Foundation will have the right, after expiration of a specified cure period, to require the Company to redeem all of the shares owned by the Gates Foundation or to locate a third party that will purchase such shares. For any redemption or purchase resulting from such default, the shares of the Company’s stock held by the Gates Foundation will be redeemed at an amount equal to the greater of the original purchase price (plus specified interest) or the fair market value of such stock on the date of such redemption. The term of the letter agreement continues in perpetuity.

In connection with this letter agreement, the Company has granted to the Gates Foundation and/or Gates Foundation-supported entities certain licenses, including a non-exclusive, non-terminable, royalty-free (except as required under the Adimab Collaboration Agreement), sublicensable license to products, technologies, materials, processes and other intellectual property developed using funds provided by the Gates Foundation or a Gates Foundation-supported entity, or developed in connection with the Company’s conduct of any funded project or additional funded project, as well as all of the Company’s background intellectual property, to utilize and exploit products and services directed at pathogens or other targets subject to any funded project or additional funded project.

The proceeds received from the Gates Foundation in connection with the Company’s sale and issuance of Series D preferred stock were classified as restricted cash (current) in the consolidated balance sheet due to restrictions on the use of funds imposed by the agreement (see Note 2). Such funds received from the Gates Foundation are no longer classified as restricted cash once the Company incurs qualifying expenses under the letter agreement and the restrictions no longer apply.

During the year ended December 31, 2017, the Company incurred qualifying expenses of $8.0 million under the letter agreement with the Gates Foundation.

Funding Agreements with FFG

Between September 2011 and March 2017, the Company entered into a series of funding agreements with FFG that provided for loans and grants to fund between 50% and 70% of qualifying research and development expenditures of the Company’s subsidiary in Austria on a project-by-project basis, as approved by FFG.

FFG Grants

For grants under the funding agreements with FFG, the Company recognized grant income of $0.2 million, $0.6 million and $0.7 million during the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the Company recorded grant receivables from FFG of $0.1 million and $36,000, respectively, for qualifying expenses incurred that were reimbursable under the funding agreements. As of December 31, 2017 and 2016, there were no amounts recorded as unearned income in connection with the FFG Grants.

FFG Loans

Loans under the funding agreements with FFG (see Note 8) bear interest at rates that are below market rates of interest. The Company accounts for the imputed benefit arising from the difference between a market rate of interest and the rate of interest charged by FFG as additional grant funding from FFG. On the date that FFG loan proceeds are received, the Company recognizes the portion of the loan proceeds allocated to grant funding as a discount to the carrying value of the loan and as unearned income, which is recognized as additional grant income over the term of the funding agreement.

The Company recognized grant income of $0.6 million, $0.4 million and 0.3 million during the years ended December 31, 2017, 2016, and 2015, respectively, related to the recognition of the unearned income recorded for the imputed benefit of FFG loans at below-market interest rates. Unearned income (current) related to the imputed benefit of FFG loans at below-market interest rates was $0.7 million and $0.5 million as of December 31, 2017 and 2016, respectively, and unearned income (non-current) related to such benefit was $1.9 million and $2.1 million of December 31, 2017 and 2016, respectively.

Research and Development Incentive

The Company participates in a research and development incentive program provided by the Austrian government whereby the Company is entitled to reimbursement by the Austrian government for a percentage of qualifying research and development expenses incurred by the Company’s subsidiary in Austria. Under the program, the reimbursement rate for qualifying research and development expenses incurred by the Company through its subsidiary in Austria was 12%, 12% and 10% for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company recognizes incentive income from Austrian research and development incentives when qualifying expenses have been incurred, there is reasonable assurance that the payment will be received, and the consideration can be reliably measured. Management has assessed the Company’s research and development activities and expenditures to determine which activities and expenditures are likely to be eligible under the research and development incentive program described above. At each reporting date, management estimates the reimbursable incentive income available to the Company based on available information at the time.

The Company recognized incentive income of $1.4 million, $1.4 million and 1.2 million during the years ended December 31, 2017, 2016 and 2015, respectively, in connection with the Austrian research and development incentive program. As of December 31, 2017 and 2016, the Company recorded receivables for amounts due under the program of $1.5 million and $1.3 million, respectively, which amounts were included in grant and incentive receivables in the consolidated balance sheet.